SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Derivative Financial Instruments (Details) - CIK 0001846136 Riverview Acquisition Corp - USD ($)			3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Sep. 24, 2021	Aug. 10, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Aug. 10, 2022
Underwriting Agreement [Abstract]
Liability derecognized			$ (9,776,426)	$ 0	$ 0	$ (8,771,164)	$ 7,694,024
Over-Allotment Option [Member]
Underwriting Agreement [Abstract]
Term of option for underwriters to purchase additional Units to cover over-allotments		45 days				45 days
Additional Units that can be purchased to cover over-allotments (in shares)		3,750,000						3,750,000
Common stock, shares forfeited (in shares)	937,500						937,500
Liability derecognized	$ 105,743						$ 105,743